SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 007
EBP, Subsequent Event [Line Items]
Allowance for credit loss	$ 0	$ 0